UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	Vanguard Wellesley Income Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund Schedule of Invesments December 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (3.7%)

Agency Bonds and Notes (2.5%)
1 Federal Home Loan Bank	4.375%	3/17/2010	80,000	78,597
1 Federal Home Loan Bank	5.500%	7/15/2036	20,000	20,892
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	64,000	67,814
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	40,000	38,791
1 Federal National Mortgage Assn	7.125%	6/15/2010	33,000	35,250
1 Financing Corp.	10.700%	10/6/2017	2,755	4,005
1 Financing Corp.	9.650%	11/2/2018	4,090	5,705
1 Financing Corp.	8.600%	9/26/2019	3,330	4,392
Private Export Funding Corp.	4.550%	5/15/2015	6,065	5,840
Private Export Funding Corp.	4.950%	11/15/2015	13,350	13,265
1 Tennessee Valley Auth	4.375%	6/15/2015	35,000	33,482

				308,033

Mortgage-Backed Securities (1.2%)
1,2 Federal National Mortgage Assn	4.500%	12/1/2033-10/1/2036	110,308	103,583
1,2 Federal National Mortgage Assn	6.000%	3/1/2036-10/1/2036	49,477	49,816

				153,399

Total U.S. Government and Agency Obligations
(Cost $465,012)				461,432

Corporate Bonds (48.3%)

Asset-Backed Securities (5.1%)
2,3 Aesop Funding II LLC	3.950%	4/20/2009	11,800	11,644
2 American Express Credit Account Master Trust	4.350%	12/15/2011	12,000	11,797
2 Banc of America Commercial Mortgage, Inc.	5.740%	5/10/2045	25,000	25,824
2 Banc of America Commercial Mortgage, Inc.	5.181%	9/10/2047	19,180	18,996
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.466%	4/12/2038	14,575	14,832
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.457%	3/11/2039	29,615	29,917
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/2042	9,500	9,186
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.155%	10/12/2042	27,445	27,169
2 BMW Vehicle Owner Trust	4.280%	2/25/2010	25,655	25,367
2 Capital Auto Receivables Asset Trust	3.750%	7/15/2009	20,000	19,613
2 Capital One Prime Auto Receivables Trust	3.690%	6/15/2010	15,740	15,494
2 Citibank Credit Card Issuance Trust	4.550%	6/20/2017	15,000	14,356
2 Citigroup Mortgage Loan Trust, Inc.	4.715%	4/25/2035	14,726	14,597
2 Citigroup/Deutsche Bank Commercial Mortgage	5.225%	7/15/2044	20,000	19,902
2 Commercial Mortgage Pass-Through Certificates	5.116%	6/10/2044	20,000	19,676
2 Commercial Mortgage Pass-Through Certificates	5.768%	6/10/2046	25,000	25,908
2 Connecticut RRB Special Purpose Trust	6.210%	12/30/2011	12,870	13,312
2,3 GE Business Loan Trust	4.378%	6/15/2033	13,329	12,944
2 Greenwich Capital Commercial Funding Corp.	4.533%	1/5/2036	20,000	19,377
2 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/2037	23,200	22,974
2 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/2042	12,225	12,090
2 GS Mortgage Securities Corp. II	4.751%	7/10/2039	20,000	19,181
2 GSR Mortgage Loan Trust	4.593%	4/25/2035	14,300	14,120
2 Honda Auto Receivables Owner Trust	3.280%	2/18/2010	10,200	9,958
2 JPMorgan Chase Commercial Mortgage Securities	4.918%	10/15/2042	20,000	19,366
2 JPMorgan Chase Commercial Mortgage Securities	5.481%	12/12/2044	6,960	7,012
2 JPMorgan Chase Commercial Mortgage Securities	5.179%	12/15/2044	22,610	22,278
2 LB-UBS Commercial Mortgage Trust	4.954%	9/15/2030	12,545	12,209
2 Merrill Lynch Mortgage Trust	5.047%	7/12/2038	20,400	19,979
2 Morgan Stanley Capital I	5.230%	9/15/2042	13,525	13,383
2 Morgan Stanley Capital I	5.774%	10/15/2042	25,000	25,499
2 Morgan Stanley Capital I	5.162%	10/12/2052	10,000	9,861
2 Morgan Stanley Capital I	4.540%	7/15/2056	20,000	19,346
2 Onyx Acceptance Owner Trust	3.910%	9/15/2011	25,000	24,408
2 USAA Auto Owner Trust	4.130%	11/15/2011	12,010	11,832
2 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/2042	20,000	19,664
2 Whole Auto Loan Trust	3.040%	4/15/2009	3,856	3,853
2 World Omni Auto Receivables Trust	3.820%	11/12/2011	4,625	4,532

				641,456

Finance (19.9%)
Banking (11.5%)
Associates Corp. of North America	6.250%	11/1/2008	25,000	25,445
Banc One Corp.	7.750%	7/15/2025	25,000	30,225
Bank of America Corp.	3.250%	8/15/2008	14,750	14,314
Bank of America Corp.	3.375%	2/17/2009	27,000	26,105
Bank of America Corp.	4.875%	1/15/2013	43,100	42,425
Bank of America Corp.	5.375%	6/15/2014	25,525	25,703
Bank of America Corp.	5.625%	10/14/2016	22,500	22,930
Bank of New York Co., Inc.	5.200%	7/1/2007	35,000	34,990
Bank One Corp.	2.625%	6/30/2008	15,000	14,457
BB&T Corp.	6.500%	8/1/2011	25,000	26,282
BB&T Corp.	4.750%	10/1/2012	16,000	15,572
BB&T Corp.	5.250%	11/1/2019	19,000	18,497
Citicorp	6.650%	12/15/2010	25,000	26,268
Citigroup, Inc.	4.125%	2/22/2010	12,000	11,663
Citigroup, Inc.	6.500%	1/18/2011	10,000	10,477
Citigroup, Inc.	6.625%	6/15/2032	9,000	10,055
Citigroup, Inc.	6.000%	10/31/2033	15,000	15,545
Citigroup, Inc.	5.850%	12/11/2034	15,000	15,370
Citigroup, Inc.	6.125%	8/25/2036	15,000	15,767
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	21,300	21,170
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	18,800	19,840
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	23,825	23,623
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	32,500	31,584
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	13,300	15,929
Deutsche Bank Financial LLC	5.375%	3/2/2015	8,250	8,263
Fifth Third Bank	4.200%	2/23/2010	33,000	32,116
3 HBOS Treasury Services PLC	3.750%	9/30/2008	11,400	11,102
3 HBOS Treasury Services PLC	4.000%	9/15/2009	10,000	9,716
3 HBOS Treasury Services PLC	6.000%	11/1/2033	19,000	19,297
HSBC Bank USA	4.625%	4/1/2014	13,100	12,565
HSBC Bank USA	5.875%	11/1/2034	21,000	21,265
HSBC Holdings PLC	7.625%	5/17/2032	15,800	19,235
HSBC Holdings PLC	6.500%	5/2/2036	22,000	23,787
Huntington National Bank	4.375%	1/15/2010	16,000	15,525
J.P. Morgan, Inc.	5.750%	10/15/2008	20,000	20,190
J.P. Morgan, Inc.	6.250%	1/15/2009	20,000	20,399
JPMorgan Chase & Co.	3.500%	3/15/2009	12,000	11,605
JPMorgan Chase & Co.	5.750%	1/2/2013	14,000	14,298
JPMorgan Chase & Co.	5.125%	9/15/2014	9,665	9,528
Mellon Funding Corp.	5.000%	12/1/2014	12,000	11,746
3 Mizuho Finance (Cayman)	5.790%	4/15/2014	32,000	32,375
3 National Australia Bank	4.800%	4/6/2010	21,000	20,753
National City Bank of Pennsylvania	7.250%	10/21/2011	22,000	23,887
National Westminster Bank PLC	7.375%	10/1/2009	29,825	31,443
Northern Trust Co.	4.600%	2/1/2013	10,000	9,670
3 Overseas Chinese Banking Corp.	7.750%	9/6/2011	8,870	9,737
PNC Bank NA	5.250%	1/15/2017	16,000	15,718
Regions Financial Corp.	7.000%	3/1/2011	25,000	26,561
Republic New York Corp.	5.875%	10/15/2008	15,000	15,171
Royal Bank of Canada	5.650%	7/20/2011	20,000	20,415
Royal Bank of Scotland Group PLC	6.400%	4/1/2009	14,000	14,329
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	18,975	18,533
Sanwa Bank Ltd.	8.350%	7/15/2009	3,570	3,809
Sanwa Bank Ltd.	7.400%	6/15/2011	22,000	23,790
3 Sovereign Bancorp, Inc.	4.800%	9/1/2010	6,265	6,123
SunTrust Banks, Inc.	5.050%	7/1/2007	20,000	19,982
SunTrust Banks, Inc.	6.375%	4/1/2011	15,000	15,659
UFJ Finance Aruba AEC	6.750%	7/15/2013	20,000	21,435
US Bancorp	5.100%	7/15/2007	17,000	16,985
US Bank NA	3.900%	8/15/2008	20,000	19,604
US Bank NA	6.375%	8/1/2011	25,000	26,187
US Bank NA	4.950%	10/30/2014	12,400	12,108
Wachovia Bank NA	4.800%	11/1/2014	19,640	18,834
Wachovia Corp.	6.000%	10/30/2008	15,000	15,212
Wachovia Corp.	4.875%	2/15/2014	19,250	18,603
Wachovia Corp.	5.250%	8/1/2014	5,860	5,788
Wachovia Corp.	6.605%	10/1/2025	15,000	16,344
Washington Mutual, Inc.	5.250%	9/15/2017	38,000	36,818
Wells Fargo & Co.	3.500%	4/4/2008	17,000	16,667
Wells Fargo & Co.	3.125%	4/1/2009	12,400	11,914
Wells Fargo Bank NA	7.550%	6/21/2010	25,000	26,943
Wells Fargo Bank NA	5.950%	8/26/2036	25,000	25,805
Wells Fargo Financial	5.500%	8/1/2012	34,100	34,620
World Savings Bank, FSB	4.125%	3/10/2008	20,000	19,748
World Savings Bank, FSB	4.500%	6/15/2009	6,000	5,914
World Savings Bank, FSB	4.125%	12/15/2009	16,000	15,565
Brokerage (2.0%)
Bear Stearns Co., Inc.	3.250%	3/25/2009	15,500	14,900
Goldman Sachs Group, Inc.	3.875%	1/15/2009	30,000	29,310
Goldman Sachs Group, Inc.	5.250%	10/15/2013	29,400	29,248
Goldman Sachs Group, Inc.	6.125%	2/15/2033	12,200	12,492
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	8,970	8,688
Lehman Brothers Holdings, Inc.	4.800%	3/13/2014	15,000	14,503
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	27,125	26,635
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	15,000	14,736
Morgan Stanley Dean Witter	3.875%	1/15/2009	36,000	35,145
Morgan Stanley Dean Witter	5.300%	3/1/2013	37,925	37,953
Morgan Stanley Dean Witter	7.250%	4/1/2032	27,100	32,220
Finance Companies (2.1%)
American Express Centurion Bank	4.375%	7/30/2009	11,500	11,284
American Express Co.	5.500%	9/12/2016	25,000	25,184
American General Finance Corp.	4.500%	11/15/2007	5,000	4,963
American General Finance Corp.	2.750%	6/15/2008	15,100	14,560
American General Finance Corp.	4.000%	3/15/2011	12,000	11,382
CIT Group, Inc.	7.750%	4/2/2012	10,100	11,144
General Electric Capital Corp.	7.375%	1/19/2010	10,000	10,610
General Electric Capital Corp.	8.125%	5/15/2012	10,000	11,321
General Electric Capital Corp.	5.450%	1/15/2013	25,550	25,824
General Electric Capital Corp.	6.750%	3/15/2032	74,050	85,437
HSBC Finance Corp.	4.625%	1/15/2008	13,700	13,604
HSBC Finance Corp.	5.250%	1/14/2011	10,000	9,998
HSBC Finance Corp.	4.750%	7/15/2013	12,225	11,831
HSBC Finance Corp.	5.500%	1/19/2016	3,000	3,017
International Lease Finance Corp.	5.400%	2/15/2012	20,000	20,050
Insurance (3.8%)
Allstate Corp.	7.500%	6/15/2013	20,000	22,180
Allstate Life Global Funding	4.250%	2/26/2010	13,000	12,649
American International Group, Inc.	2.875%	5/15/2008	14,250	13,802
American International Group, Inc.	4.250%	5/15/2013	14,250	13,420
American International Group, Inc.	6.250%	5/1/2036	15,000	16,027
AXA Financial, Inc.	6.500%	4/1/2008	10,000	10,132
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	48,255	46,947
Chubb Corp.	6.000%	11/15/2011	4,500	4,625
CIGNA Corp.	7.000%	1/15/2011	4,900	5,149
Cincinnati Financial Corp.	6.920%	5/15/2028	11,750	13,022
Genworth Financial, Inc.	5.125%	3/15/2011	17,635	17,536
Genworth Financial, Inc.	5.750%	5/15/2013	10,000	10,230
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	16,665	16,663
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	26,000	26,518
3 Liberty Mutual Insurance Co.	8.500%	5/15/2025	21,665	25,766
MBIA, Inc.	7.000%	12/15/2025	19,500	21,379
3 MetLife Global Funding I	4.625%	8/19/2010	15,000	14,667
3 MetLife Global Funding I	5.750%	7/25/2011	15,000	15,249
3 Metropolitan Life Insurance Co.	7.800%	11/1/2025	25,000	30,152
3 New York Life Insurance	5.875%	5/15/2033	39,760	40,686
Principal Life Income Funding	5.125%	3/1/2011	18,895	18,789
Protective Life Secured Trust	3.700%	11/24/2008	9,985	9,713
Prudential Financial, Inc.	5.100%	9/20/2014	12,000	11,752
Prudential Financial, Inc.	4.750%	6/13/2015	21,000	19,974
Travelers Property Casualty Corp.	5.000%	3/15/2013	6,200	6,067
Travelers Property Casualty Corp.	6.375%	3/15/2033	6,680	7,024
UnitedHealth Group, Inc.	5.375%	3/15/2016	16,000	15,844
XL Capital Ltd.	5.250%	9/15/2014	16,000	15,711
Real Estate Investment Trusts (0.3%)
Brandywine Operating Partnership	5.750%	4/1/2012	10,030	10,126
Simon Property Group Inc.	5.875%	3/1/2017	25,000	25,525
Other (0.2%)
3 SovRisc BV	4.625%	10/31/2008	25,000	24,811

				2,516,096

Industrial (19.8%)
Basic Industry (2.4%)
Alcan, Inc.	4.875%	9/15/2012	10,500	10,187
Alcan, Inc.	4.500%	5/15/2013	22,300	21,012
Alcoa, Inc.	6.500%	6/1/2011	45,000	46,980
BHP Billiton Finance	4.800%	4/15/2013	33,500	32,421
Dow Chemical Co.	5.750%	12/15/2008	50,000	50,436
E.I. du Pont de Nemours & Co.	6.750%	9/1/2007	25,000	25,210
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	5,000	4,916
E.I. du Pont de Nemours & Co.	4.125%	3/6/2013	27,200	25,452
International Paper Co.	5.850%	10/30/2012	4,448	4,522
Monsanto Co.	5.500%	8/15/2025	9,550	9,139
Monsanto Co.	5.500%	7/30/2035	15,000	13,956
PPG Industries, Inc.	6.875%	2/15/2012	7,017	7,440
Praxair, Inc.	6.375%	4/1/2012	25,000	26,120
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	15,000	14,348
Weyerhaeuser Co.	5.950%	11/1/2008	4,264	4,302
Capital Goods (2.9%)
Boeing Capital Corp.	4.750%	8/25/2008	10,470	10,388
Boeing Co.	6.625%	2/15/2038	20,950	23,916
Caterpillar Financial Services Corp.	3.625%	11/15/2007	12,800	12,617
Caterpillar Financial Services Corp.	2.700%	7/15/2008	11,800	11,356
Caterpillar, Inc.	6.550%	5/1/2011	5,000	5,251
Caterpillar, Inc.	6.625%	7/15/2028	6,000	6,665
Caterpillar, Inc.	6.950%	5/1/2042	15,000	17,546
General Dynamics Corp.	3.000%	5/15/2008	11,400	11,057
General Dynamics Corp.	4.250%	5/15/2013	41,100	38,856
Goodrich Corp.	6.800%	2/1/2018	7,135	7,462
Goodrich Corp.	7.000%	4/15/2038	5,250	5,648
Illinois Tool Works, Inc.	5.750%	3/1/2009	25,000	25,311
John Deere Capital Corp.	4.500%	8/22/2007	10,000	9,945
John Deere Capital Corp.	4.625%	4/15/2009	15,000	14,806
John Deere Capital Corp.	7.000%	3/15/2012	25,000	26,831
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	25,000	27,404
PACTIV Corp.	8.125%	6/15/2017	20,000	22,729
3 Siemens Financieringsmat	5.750%	10/17/2016	25,000	25,329
Tyco International Group SA	6.000%	11/15/2013	20,800	21,578
United Technologies Corp.	7.125%	11/15/2010	25,000	26,587
United Technologies Corp.	6.350%	3/1/2011	5,000	5,196
United Technologies Corp.	4.875%	5/1/2015	15,000	14,505
Communications (5.1%)
AT&T Inc.	6.250%	3/15/2011	15,500	16,010
BellSouth Corp.	6.000%	10/15/2011	31,000	31,875
BellSouth Corp.	6.000%	11/15/2034	34,000	32,568
CBS Corp.	7.700%	7/30/2010	26,740	28,601
CBS Corp.	7.875%	7/30/2030	5,760	6,061
Chesapeake & Potomac Telephone Co.	7.875%	1/15/2022	16,000	17,909
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,250	5,328
Comcast Cable Communications, Inc.	6.750%	1/30/2011	10,000	10,482
Comcast Corp.	5.300%	1/15/2014	21,000	20,554
Comcast Corp.	6.450%	3/15/2037	20,000	20,097
3 Cox Communications, Inc.	5.875%	12/1/2016	40,000	39,364
Deutsche Telekom International Finance	8.000%	6/15/2010	7,000	7,588
Deutsche Telekom International Finance	8.250%	6/15/2030	39,200	48,259
France Telecom	7.750%	3/1/2011	24,000	26,162
France Telecom	8.500%	3/1/2031	20,800	27,442
Gannett Co., Inc.	4.125%	6/15/2008	14,000	13,743
Gannett Co., Inc.	6.375%	4/1/2012	25,000	25,782
GTE California Inc.	6.700%	9/1/2009	25,000	25,761
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	27,273
New Cingular Wireless Services	8.750%	3/1/2031	27,000	35,098
New Jersey Bell Telephone Co.	8.000%	6/1/2022	14,585	16,220
News America Inc.	6.200%	12/15/2034	11,000	10,669
Sprint Capital Corp.	8.750%	3/15/2032	10,200	12,252
Telecom Italia Capital	4.950%	9/30/2014	7,000	6,484
Telecom Italia Capital	5.250%	10/1/2015	7,500	7,000
Telecom Italia Capital	6.000%	9/30/2034	16,750	15,119
Telefonica Europe BV	7.750%	9/15/2010	25,000	26,887
Verizon Global Funding Corp.	4.375%	6/1/2013	14,500	13,696
Verizon Virginia, Inc.	4.625%	3/15/2013	10,800	10,173
Vodafone Group PLC	5.375%	1/30/2015	11,250	11,008
Washington Post Co.	5.500%	2/15/2009	50,000	50,164
Consumer Cyclicals (1.9%)
CVS Corp.	4.875%	9/15/2014	12,000	11,490
CVS Corp.	6.125%	8/15/2016	14,285	14,707
Home Depot Inc.	3.750%	9/15/2009	12,000	11,581
Lowe's Cos., Inc.	5.000%	10/15/2015	28,125	27,021
McDonald's Corp.	5.750%	3/1/2012	10,000	10,227
Target Corp.	6.350%	1/15/2011	16,500	17,185
Target Corp.	5.875%	3/1/2012	31,000	31,863
The Walt Disney Co.	5.625%	9/15/2016	20,000	20,154
Time Warner, Inc.	6.875%	5/1/2012	10,000	10,565
Time Warner, Inc.	5.875%	11/15/2016	20,000	19,917
Wal-Mart Stores, Inc.	4.375%	7/12/2007	10,000	9,950
Wal-Mart Stores, Inc.	6.875%	8/10/2009	50,000	52,131
Consumer Noncyclicals (4.2%)
Abbott Laboratories	4.350%	3/15/2014	20,000	18,771
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	31,125	31,965
Anheuser-Busch Cos., Inc.	7.500%	3/15/2012	5,000	5,445
Archer-Daniels-Midland Co.	8.875%	4/15/2011	5,325	6,050
Archer-Daniels-Midland Co.	7.125%	3/1/2013	6,200	6,818
Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,000	5,081
Becton, Dickinson & Co.	4.550%	4/15/2013	25,900	24,725
Bestfoods	6.625%	4/15/2028	25,000	27,137
3 Cargill Inc.	6.125%	9/15/2036	22,000	22,492
Clorox Co.	4.200%	1/15/2010	14,535	14,080
Coca-Cola Co.	5.750%	3/15/2011	45,000	46,013
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	25,000	25,230
Diageo Capital PLC	3.500%	11/19/2007	10,400	10,235
Diageo Capital PLC	3.375%	3/20/2008	10,200	9,974
Eli Lilly & Co.	6.000%	3/15/2012	10,000	10,408
Gillette Co.	4.125%	8/30/2007	5,000	4,960
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	10,000	9,423
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	16,055	15,589
Johnson & Johnson	3.800%	5/15/2013	19,895	18,575
Johnson & Johnson	6.730%	11/15/2023	15,000	17,112
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	26,366
Kraft Foods, Inc.	5.625%	11/1/2011	22,625	22,861
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	4,030	4,066
Pepsico, Inc.	3.200%	5/15/2007	18,000	17,863
Pharmacia Corp.	6.500%	12/1/2018	1,500	1,635
Pharmacia Corp.	6.600%	12/1/2028	10,500	11,883
Procter & Gamble Co.	4.750%	6/15/2007	20,000	19,947
Procter & Gamble Co.	4.300%	8/15/2008	13,000	12,826
Procter & Gamble Co.	6.450%	1/15/2026	25,000	27,336
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	24,616	30,980
Schering-Plough Corp.	5.550%	12/1/2013	16,985	17,003
Energy (2.0%)
Amoco Corp.	6.500%	8/1/2007	5,000	5,031
Anadarko Petroleum Corp.	3.250%	5/1/2008	10,800	10,478
Anadarko Petroleum Corp.	6.450%	9/15/2036	20,000	20,230
BP Capital Markets America	4.200%	6/15/2018	6,300	5,645
Burlington Resources, Inc.	6.500%	12/1/2011	25,000	26,199
ChevronTexaco Capital Co.	3.500%	9/17/2007	22,000	21,717
ChevronTexaco Corp.	8.625%	4/1/2032	25,000	34,581
ConocoPhillips Canada	5.625%	10/15/2016	25,000	25,156
Devon Financing Corp.	7.875%	9/30/2031	15,000	18,041
Encana Corp.	6.500%	8/15/2034	15,000	15,424
Halliburton Co.	5.500%	10/15/2010	15,400	15,370
Phillips Petroleum Co.	7.000%	3/30/2029	11,500	12,973
Suncor Energy, Inc.	5.950%	12/1/2034	28,000	28,178
Valero Energy Corp.	7.500%	4/15/2032	16,600	18,956
Technology (0.6%)
Cisco Systems Inc.	5.250%	2/22/2011	18,200	18,256
Hewlett-Packard Co.	3.625%	3/15/2008	10,800	10,590
International Business Machines Corp.	4.250%	9/15/2009	5,000	4,890
International Business Machines Corp.	4.750%	11/29/2012	5,000	4,897
International Business Machines Corp.	7.000%	10/30/2025	25,000	28,429
Pitney Bowes, Inc.	4.750%	5/15/2018	10,000	9,228
Transportation (0.2%)
CSX Corp.	6.750%	3/15/2011	4,820	5,055
Norfolk Southern Corp.	6.200%	4/15/2009	15,000	15,275
Other (0.5%)
Dover Corp.	4.875%	10/15/2015	20,000	19,177
Eaton Corp.	5.750%	7/15/2012	15,600	15,850
Eaton Corp.	6.500%	6/1/2025	10,000	10,841
Eaton Corp.	5.250%	6/15/2035	14,500	13,466
Stanley Works	3.500%	11/1/2007	5,000	4,923

				2,491,549

Utilities (3.5%)
Electric (3.4%)
3 Baltimore Gas & Electric Co.	5.900%	10/1/2016	15,000	15,098
Boston Edison Co.	4.875%	10/15/2012	20,800	20,352
Commonwealth Edison Co.	6.150%	3/15/2012	20,000	20,451
Consolidated Edison Co. of New York	5.625%	7/1/2012	16,205	16,444
Consolidated Edison Co. of New York	4.875%	2/1/2013	9,700	9,444
Consolidated Edison Co. of New York	3.850%	6/15/2013	6,000	5,472
Duke Energy Corp.	6.250%	1/15/2012	20,000	20,819
Exelon Corp.	6.750%	5/1/2011	17,500	18,288
Florida Power & Light Co.	4.850%	2/1/2013	12,000	11,777
Florida Power & Light Co.	5.625%	4/1/2034	5,000	4,892
Florida Power Corp.	6.650%	7/15/2011	25,000	26,229
Georgia Power Co.	4.875%	7/15/2007	25,000	24,936
Georgia Power Co.	5.125%	11/15/2012	5,000	4,929
Indiana Michigan Power Co.	6.050%	3/15/2037	20,000	19,612
Kentucky Utilities Co.	7.920%	5/15/2007	5,000	5,028
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	40,000	43,468
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/2014	12,000	11,575
Oklahoma Gas & Electric Co.	6.500%	4/15/2028	10,000	10,444
PacifiCorp	6.625%	6/1/2007	10,000	10,045
PECO Energy Co.	4.750%	10/1/2012	12,000	11,606
SCANA Corp.	6.875%	5/15/2011	25,000	26,403
SCANA Corp.	6.250%	2/1/2012	28,930	29,993
Southern California Edison Co.	5.000%	1/15/2014	11,800	11,486
3 United Electric Distribution	4.700%	4/15/2011	3,875	3,764
Virginia Electric & Power Co.	4.750%	3/1/2013	16,350	15,740
Wisconsin Electric Power Co.	5.700%	12/1/2036	13,825	13,642
Wisconsin Power & Light Co.	5.700%	10/15/2008	12,650	12,714
Wisconsin Public Service	6.125%	8/1/2011	8,000	8,245
Natural Gas (0.1%)
3 Duke Energy Field Services	6.450%	11/3/2036	9,375	9,635

				442,531

Total Corporate Bonds
(Cost $6,074,680)				6,091,632

Sovereign Bonds (U.S. Dollar-Denominated) (6.2%)

African Development Bank	4.500%	1/15/2009	22,500	22,298
African Development Bank	3.750%	1/15/2010	6,400	6,177
Asian Development Bank	4.500%	9/4/2012	40,000	38,982
BK Nederlandse Gemeenten	6.000%	3/26/2012	50,000	52,062
3 Corporacion Nacional del Cobre	6.150%	10/24/2036	18,710	19,505
European Investment Bank	3.500%	3/14/2008	26,000	25,566
European Investment Bank	4.000%	3/3/2010	20,000	19,423
European Investment Bank	4.625%	5/15/2014	54,000	52,632
European Investment Bank	4.625%	10/20/2015	15,000	14,540
Inter-American Development Bank	3.375%	3/17/2008	30,000	29,426
International Bank for Reconstruction & Development	4.125%	6/24/2009	11,800	11,591
Japan Bank International	4.750%	5/25/2011	35,000	34,500
Kreditanstalt fur Wiederaufbau	3.375%	1/23/2008	60,000	58,951
Kreditanstalt fur Wiederaufbau	3.500%	3/14/2008	18,000	17,669
Kreditanstalt fur Wiederaufbau	3.250%	3/30/2009	18,000	17,339
^ Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	22,000	20,756
Landwirtschaftliche Rentenbank	4.125%	7/15/2008	67,000	66,009
Oesterreichische Kontrollbank	4.250%	10/6/2010	15,000	14,645
Oesterreichische Kontrollbank	4.500%	3/9/2015	17,000	16,411
Province of British Columbia	5.375%	10/29/2008	9,500	9,567
Province of Manitoba	4.450%	4/12/2010	20,000	19,558
Province of New Brunswick	3.500%	10/23/2007	4,600	4,536
Province of Ontario	5.000%	10/18/2011	20,000	19,930
Province of Ontario	5.125%	7/17/2012	25,000	25,041
Province of Ontario	4.500%	2/3/2015	40,000	38,450
Province of Quebec	6.125%	1/22/2011	19,500	20,178
Province of Quebec	5.125%	11/14/2016	20,000	19,808
Quebec Hydro Electric	6.300%	5/11/2011	50,000	51,601
Republic of Italy	5.625%	6/15/2012	40,000	40,819

Total Sovereign Bonds
(Cost $799,657)				787,970

Taxable Municipal Bonds (1.8%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	9,675	9,254
Illinois (Taxable Pension) GO	5.100%	6/1/2033	91,400	87,490
Oregon School Board Assn	4.759%	6/30/2028	15,000	13,779
President and Fellows of Harvard College	6.300%	10/1/2037	68,000	70,842
Southern California Public Power Auth	6.930%	5/15/2017	30,000	33,991
Wisconsin Public Service Rev	5.700%	5/1/2026	9,000	9,315

Total Taxable Municipal Bonds
(Cost $222,918)				224,671

Common Stocks (38.6%)

Consumer Staples (4.0%)
Altria Group, Inc.			2,031,700	174,360
Kellogg Co.			2,241,300	112,199
Kimberly-Clark Corp.			1,405,900	95,531
General Mills, Inc.			1,208,300	69,598
Campbell Soup Co.			1,207,200	46,948

				498,636

Energy (4.1%)
ExxonMobil Corp.			3,392,026	259,931
Chevron Corp.			2,142,200	157,516
ConocoPhillips Co.			780,300	56,143
Royal Dutch Shell PLC ADR Class B			669,256	47,618

				521,208

Financials (11.8%)
Bank of America Corp.			5,092,788	271,904
Citigroup, Inc.			4,440,900	247,358
PNC Financial Services Group			1,992,500	147,525
U.S. Bancorp			3,973,100	143,786
UBS AG (New York Shares)			2,215,000	133,631
JPMorgan Chase & Co.			2,434,900	117,606
The Allstate Corp.			1,168,400	76,074
Host Marriott Corp. REIT			2,948,700	72,391
SunTrust Banks, Inc.			800,800	67,627
The Chubb Corp.			1,123,000	59,418
Wells Fargo & Co.			1,349,700	47,995
Wachovia Corp.			842,200	47,963
The Bank of New York Co., Inc.			1,000,000	39,370
KKR Financial Corp. REIT			590,200	15,811

				1,488,459

Health Care (2.0%)
Wyeth			2,426,100	123,537
Abbott Laboratories			1,467,900	71,501
Bristol-Myers Squibb Co.			2,357,800	62,057

				257,095

Industrials (3.3%)
General Electric Co.			6,531,700	243,044
Pitney Bowes, Inc.			2,084,100	96,265
Waste Management, Inc.			1,326,600	48,779
R.R. Donnelley & Sons Co.			700,800	24,906

				412,994

Materials (3.5%)
E.I. du Pont de Nemours & Co.			2,487,000	121,142
Dow Chemical Co.			2,801,900	111,908
PPG Industries, Inc.			1,084,900	69,661
Air Products & Chemicals, Inc.			700,100	49,203
Packaging Corp. of America			2,004,100	44,291
Lyondell Chemical Co.			1,000,000	25,570
International Paper Co.			626,850	21,376

				443,151

Telecommunication Services (4.1%)
AT&T Inc.			5,706,065	203,992
BellSouth Corp.			3,114,200	146,710
Verizon Communications Inc.			3,921,800	146,048
Chunghwa Telecom Co., Ltd. ADR			1,158,000	22,847

				519,597

Utilities (5.8%)
FPL Group, Inc.			4,609,800	250,865
Dominion Resources, Inc.			1,186,200	99,451
Exelon Corp.			1,400,100	86,652
Consolidated Edison Inc.			1,240,600	59,636
PPL Corp.			1,630,000	58,419
Southern Co.			1,541,600	56,823
American Electric Power Co., Inc.			1,190,900	50,708
SCANA Corp.			1,045,900	42,484
Entergy Corp.			289,900	26,764

				731,802

Total Common Stocks
(Cost $3,612,377)				4,872,942

Temporary Cash Investments (0.8%)
Money Market Fund (0.1%)

4 Vanguard Market Liquidity Fund	5.294%		6,336,000	6,336

			Face
			Amount
			($000)

Repurchase Agreement (0.7%)
Bank of America Securities, LLC
(Dated 12/29/06, Repurchase Value $92,755,000,
collateralized by Federal Home Loan Mortgage
Corp.5.000%, 7/1/35 and Federal National
Mortgage Assn. 5.000%, 3/1/34-7/1/34)	5.310%	1/2/2007	92,700	92,700

Total Temporary Cash Investments
(Cost $99,036)				99,036

Total Investments (99.4%)
(Cost $11,273,680)				12,537,683

Other Assets and Liabilities—Net (0.6%)				74,612

Net Assets (100%)				12,612,295

^Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
2 The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $424,275,000, representing 3.4% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.
GO — General Obligation Bond.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2006, the cost of investment securities for tax purposes was $11,273,680,000. Net unrealized appreciation of investment securities for tax purposes was $1,264,003,000, consisting of unrealized gains of $1,396,260,000 on securities that had risen in value since their purchase and $132,257,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.